UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10201
                                   ---------------------------------------------

                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   45 Milk Street, Boston, Massachusetts    02109
--------------------------------------------------------------------------------
               (Address of principal executive offices)   (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          --------

Date of reporting period: 12/31/07
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Annual Report for Appleton Equity Growth Fund.

================================================================================


                           APPLETON EQUITY GROWTH FUND
                           ---------------------------


                                  Annual Report
                                December 31, 2007


      Investment Adviser                                  Administrator
      ------------------                                  -------------
   Appleton Partners, Inc.                                  JPMorgan
 45 Milk Street, Eighth Floor                             303 Broadway
      Boston, MA 02109                                      Suite 900
                                                       Cincinnati, OH 45202
                                                          1-877-712-7753


================================================================================

[logo] APPLETON FUNDS

Dear Shareholder,

In 2007, the Fund displayed strong performance both on a relative and absolute basis. The Fund finished the year gaining 19.15% and outpaced the S&P 500, which finished the year up 5.49%. Global expansion and a weakened dollar aided the large-cap multinationals and the Fund capitalized on this via Industrial names such as Precision Castparts, Ametek, and Honeywell. Other companies that significantly contributed to the Fund's performance were Garmin and Apple, which both showed solid growth due to strong product trends. The Fund maintains a substantial relative underweight in the Financial Services sector and remains overweight in the Healthcare sector.

The year provided a rebound for U.S. large stocks as they, in general, outperformed U.S. small and international markets. During the last quarter, the stock market reacted negatively with all major stock market indices showing declines accompanied by very high volatility. Three issues seemed to dominate the economic scenario in the fourth quarter: continuous negative press on sub-prime mortgages and housing, oil prices breaking $100 per barrel, and the risk of recession. Below, we offer our thoughts about this past quarter and the months ahead.

In an effort to analyze and understand the combination of events which influence our economy and the markets, there is a tendency for investors to rely on the phrase "it's different this time." Usually, for a period of time, perhaps even years, it really is different. However, it is not different forever. In terms of the credit issues, we think it's appropriate to use the statement, "but it is different this time" in a very specific context. No, the tightened credit environment will not be a permanent state of affairs any more this time than in the past, but we believe its impact will last longer than is generally still believed by most investors and economists.

As we have seen, any "fix" will be fraught with political overtones that will likely extend the time before a real solution is found. As often happens with political expedience, the law of unintended consequence will likely rear its head. For example, what if the heat of the political pressures induces rates to be frozen for a select group of borrowers? It may be beneficial for those borrowers; however, what is the long-term impact of forcing change or breaking contracts between investors and borrowers by Federal fiat? Once done, will investors buy future packages of mortgages whose terms may change within several years or will mortgage investors decide to go elsewhere, thus reducing the long-term potential supply of housing credit? We need to remember that elections come but every two years for the House of Representatives and every four for the Presidency, a fact that doesn't get lost on elected officials.

A further explanation offers that house prices are declining nationally, a first in decades. The importance of the house price decline comes about because Americans have substituted home price appreciation for conventional savings. If home prices decline long enough or steeply enough, it seems most likely that the consumer would start saving more and spending less, thus bringing about a consumer recession.

Since the founding of the Federal Home Loan Bank System in 1932, the Federal Government has been very much involved in the home financing process. In addition to the System's role in housing finance, two other Government Sponsored Enterprises (GSE), Fannie Mae and Freddie Mac, have become extremely important to housing finance in recent years. These GSE's have been major buyers and packagers of mortgages, and distributors of these packages to global investors. There has been substantial concern about the size of these entities, particularly since the borrowings of these entities carry the implicit, although not explicit, guarantee of the Federal Government.

The maximum size of the mortgages Fannie and Freddie finance is tied to an index published by the Office of Federal Housing Enterprise Oversight (OFHEO), the Federal agency that regulates these GSE's. While the maximum conventional loan these entities can guarantee stabilized at $417,000 for 2006, 2007, and again for 2008, this figure represented a cumulative increase since the year 2000 of over 65% and is now nearly $200,000 more than the most recent median U.S. home price of about $221,000 as compiled by the National Association of Realtors.

In turn, OFHEO calculates the conventional loan limit based on data it receives from the Federal Housing Finance Board (FHFB). FHFB is the organization that regulates the Federal Home Loan Bank System which is the oldest federal agency involved in mortgage financing. Their calculation of the average home price in October 2007 was $295,573, down $10,685 from the average of $306,258 in October 2006. Ultimately, however, this figure was massaged until it reached the conventional loan limit of $417,000. Further, had it not been changed recently, the formula used to calculate the maximum conventional loan would have lowered the maximum conventional loan to about $402,000 for 2008. Thus, it is logical to question if these three entities (OFHEO, Fannie and Freddie) really helped make housing more affordable or if they were major contributors to the current housing issues at hand.

Shifting to energy, a central focus has been whether oil prices will rise beyond $100. While admittedly not oil-price forecasters, we have several observations about where we seem to be in the oil cycle, and as an analogy, we look to the Dow Jones Industrial Average when it first broke the 1000 level on an intra-day basis nearly 41 years ago.

Our recent analysis showed the number of barrels of crude oil products entering this country in the twelve months ending September 2007 was actually 3.6% lower than the same twelve month period a year earlier. Further, we researched how these volume changes had affected oil prices over the last 25 years. We examined the data for West Texas Intermediate crude (typically the American benchmark for crude and very similar to the non-US price) using similar methodology. In the last 10 years, there has been a very strong, positive relationship between the total twelve month level of imports and the twelve month rolling average of the domestic price of crude, i.e., they move up together and down together.

In 1966, even though the Dow Jones intra-day edged above 1000 during two days in January and two days in February, they never closed above 1000. In late 1972 and early 1973, the average closed above 1000 for about two months before again rolling over. It tried and failed again in the mid 1970's, but it was not until November 1982 that it broke through on a sustained basis. Thus, while it is possible that oil breaks $100 per barrel, there is good reason based on history and the current amount of speculative hype to be skeptical that oil will make a sustained upward run after its first penetration of the $100 price.

Do the current housing issues and the high price of oil squeezing the consumer mean that we will definitely enter recession? While a consumer recession is increasingly likely and not to be ruled out, much of its negative potential drag on U.S. GDP will be absorbed by our trading partners, as our consumer product imports decline and our exports continue to increase. In fact, exports as a share of our economy are over 12% of GDP, the highest percentage in the 60 years for which we have maintained data.

In sum, the outlook that we have held for quite a while continues. Overall growth is expected to remain below the long-term average, but is still likely to remain positive largely because of the continued export offset, even if the consumer weakens further, as seems very likely.

We continue to focus our portfolio management on securities showing above average profit gains that are reasonably priced relative to the market and their historic trends. We expect to find that the beneficiaries of continued global economic expansion and industrialization will be well represented in portfolios and recognize that a lower rate of growth in the U.S. economy will likely be felt by those from whom we import, thus somewhat muting the acute impact of the slowdown on U.S. corporations.

Best wishes for a peaceful and healthy New Year.


Sincerely,


/s/ James I. Ladge
------------------
James I. Ladge, CFA
President

           Comparison of the Change in Value of a $10,000 Investment
               in the Appleton Equity Growth Fund, S&P 500 Index
                       and the Russell 1000 Growth Index

                                  [LINE CHART]

                     Appleton Equity     S&P 500        Russell 1000
         Date          Growth Fund       Index          Growth Index
         ----          -----------       -----          ------------
       12/31/00         $10,000         $10,000            $10,000
       01/31/01          10,650          10,355             10,691
       02/28/01           9,180           9,411              8,876
       03/31/01           8,110           8,814              7,910
       04/30/01           9,050           9,499              8,910
       05/31/01           8,870           9,563              8,779
       06/30/01           8,360           9,330              8,576
       07/31/01           8,310           9,238              8,362
       08/31/01           7,630           8,660              7,678
       09/30/01           6,560           7,961              6,911
       10/31/01           6,940           8,113              7,274
       11/30/01           7,670           8,735              7,973
       12/31/01           7,560           8,812              7,958
       03/31/02           7,250           8,836              7,752
       06/30/02           5,910           7,652              6,304
       09/30/02           4,850           6,330              5,356
       12/31/02           5,160           6,864              5,738
       03/31/03           5,140           6,648              5,677
       06/30/03           5,740           7,671              6,489
       09/30/03           5,900           7,874              6,743
       12/31/03           6,400           8,832              7,445
       03/31/04           6,670           8,982              7,504
       06/30/04           6,610           9,137              7,650
       09/30/04           6,420           8,966              7,249
       12/31/04           6,851           9,793              7,914
       03/31/05           6,861           9,583              7,591
       06/30/05           6,720           9,714              7,777
       09/30/05           6,821          10,064              8,089
       12/31/05           7,021          10,274              8,329
       03/31/06           7,302          10,707              8,586
       06/30/06           7,111          10,552              8,251
       09/30/06           7,302          11,150              8,576
       12/31/06           7,583          11,897              9,085
       03/31/07           7,773          11,973              9,193
       06/30/07           8,325          12,725              9,824
       09/30/07           8,927          12,983             10,237
       12/31/07           9,035          12,551             10,158

                    ----------------------------------------
                          Appleton Equity Growth Fund
                         Average Annual Total Returns*

                      1 Year    5 Year    Since Inception**
                      19.15%    11.86%        (1.44%)
                    ----------------------------------------

Past performance is not predictive of future performance.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**    Fund inception was December 31, 2000.

                        Tabular Presentation of Portfolio
                             As of December 31, 2007

Sector                                                 (% of Net Assets)
Consumer, Cyclical                                                  6.7%
Consumer, Non-Cyclical                                              8.2%
Energy                                                             12.6%
Financial Services                                                  7.7%
Healthcare                                                         19.3%
Industrial                                                         12.3%
Materials                                                           5.2%
Technology                                                         14.3%
Telecommunications                                                  2.8%
Utilities                                                           2.7%
Money Markets                                                       8.8%
Liabilities in Excess of Other Assets                              (0.6%)
                                                                  -----
                                                                  100.0%
                                                                  =====

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2007

                                                                      Market
Shares                                                                Value
           COMMON STOCKS -- 91.8%
           CONSUMER, CYCLICAL -- 6.7%
   2,375   Garmin Ltd.                                     $            230,375
   5,200   McDonald's Corp.                                             306,332
   8,000   The Walt Disney Co.                                          258,240
                                                           --------------------
                                                                        794,947
                                                           --------------------

           CONSUMER, NON-CYCLICAL -- 8.2%
   5,750   Kellogg Co.                                                  301,473
   4,000   PepsiCo, Inc.                                                303,600
   4,987   Procter & Gamble Co.                                         366,146
                                                           --------------------
                                                                        971,219
                                                           --------------------

           ENERGY -- 12.6%
   3,000   Apache Corp.                                                 322,620
   3,000   Baker Hughes, Inc.                                           243,300
   4,400   Exxon Mobil Corp.                                            412,235
   2,500   Schlumberger Ltd.                                            245,925
   3,650   Smith International, Inc.                                    269,553
                                                           --------------------
                                                                      1,493,633
                                                           --------------------

           FINANCIAL SERVICES -- 7.7%
   4,325   American Express Co.                                         224,987
   4,000   Bank of America Corp.                                        165,040
   4,500   MetLife, Inc.                                                277,290
   8,000   Wells Fargo & Co.                                            241,520
                                                           --------------------
                                                                        908,837
                                                           --------------------

           HEALTHCARE -- 19.3%
   3,800   Baxter International, Inc.                                   220,590
   4,000   Becton, Dickinson & Co.                                      334,320
   7,000   Gilead Sciences, Inc.*                                       322,070
   4,500   Henry Schein, Inc.*                                          276,300
   7,000   Respironics, Inc.*                                           458,359
   4,700   Stryker Corp.                                                351,184
   7,300   VCA Antech, Inc.*                                            322,879
                                                           --------------------
                                                                      2,285,702
                                                           --------------------

           INDUSTRIAL -- 12.3%
   7,000   AMETEK, Inc.                                                 327,880
   3,750   Caterpillar, Inc.                                            272,100
   8,850   General Electric Co.                                         328,070
   4,025   Honeywell International, Inc.                                247,819

                           APPLETON EQUITY GROWTH FUND
                       PORTFOLIO OF INVESTMENTS, Continued
                                December 31, 2007

                                                                       Market
Shares                                                                 Value
            COMMON STOCKS -- 91.8%, Continued
            INDUSTRIAL -- 12.3%, Continued
    2,000   Precision Castparts Corp.                      $            277,400
                                                           --------------------
                                                                      1,453,269
                                                           --------------------

            MATERIALS -- 5.2%
    5,950   Ecolab, Inc.                                                304,700
    3,500   Praxair, Inc.                                               310,485
                                                           --------------------
                                                                        615,185
                                                           --------------------

            TECHNOLOGY -- 14.3%
    7,750   Amphenol Corp.                                              359,367
    1,550   Apple Computer, Inc.*                                       307,024
   10,000   Cisco Systems*                                              270,700
    3,000   MEMC Electronic Materials, Inc.*                            265,470
    6,000   Microsoft Corp.                                             213,600
   12,500   Oracle Corp.*                                               282,250
                                                           --------------------
                                                                      1,698,411
                                                           --------------------

            TELECOMMUNICATIONS -- 2.8%
    8,000   AT&T, Inc.                                                  332,480
                                                           --------------------
            UTILITIES -- 2.7%
    3,500   Veolia Environnement - ADR                                  318,430
                                                           --------------------
            TOTAL COMMON STOCKS                            $         10,872,113
                                                           --------------------
            MONEY MARKETS -- 8.8%                                     1,044,265
1,044,265   Fidelity Money Market Fund                     --------------------


            TOTAL INVESTMENT SECURITIES -- 100.6%
              (Cost $9,101,170)                            $         11,916,378

            LIABILITIES IN EXCESS OF OTHER ASSETS --(0.6%)              (74,436)
                                                           --------------------

            NET ASSETS -- 100.0%                           $         11,841,942
                                                           ====================


*Non-income producing security
ADR American Depositary Receipt


See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2007

ASSETS
            Investment securities:
                 At acquisition cost                                   $  9,101,170
                                                                       ============
                 At market value                                       $ 11,916,378
            Dividends receivable                                             16,180
            Receivable from Adviser                                           1,250
                                                                       ------------
                 TOTAL ASSETS                                            11,933,808
                                                                       ------------

LIABILITIES
            Distributions payable to shareholders                            30,343
            Payable to other affiliates                                      27,244
            Payable to Trustees                                               6,266
            Other accrued expenses and liabilities                           28,013
                                                                       ------------
                 TOTAL LIABILITIES                                           91,866
                                                                       ------------

NET ASSETS                                                             $ 11,841,942
                                                                       ============

NET ASSETS CONSIST OF
Paid-in capital                                                        $ 10,920,439
Accumulated net realized losses from security transactions               (1,893,705)
Net unrealized appreciation on investments                                2,815,208
                                                                       ------------
NET ASSETS                                                             $ 11,841,942
                                                                       ============

Shares of beneficial interest outstanding (unlimited number of shares
            authorized, no par value)                                     1,320,572
                                                                       ============

Net asset value, offering price and redemption price per share         $       8.97
                                                                       ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2007

INVESTMENT INCOME
            Dividends                                                      $      200,425
                                                                           --------------
EXPENSES
            Investment advisory fees                                              100,269
            Accounting services fees                                               30,000
            Administration fees                                                    24,000
            Transfer agent fees                                                    24,000
            Distribution expenses                                                  25,067
            Professional fees                                                      20,068
            Trustees' fees and expenses                                            17,106
            Compliance fees and expenses                                           15,046
            Postage and supplies                                                   12,688
            Custodian fees                                                          6,765
            Insurance expense                                                       3,300
            Reports to shareholders                                                 3,102
            Registration fees                                                       1,663
            Pricing expense                                                         1,502
                                                                           --------------
                TOTAL EXPENSES                                                    284,576
            Fees waived and expenses reimbursed by Adviser                       (134,028)
                                                                           --------------
                NET EXPENSES                                                      150,548
                                                                           --------------

NET INVESTMENT INCOME                                                              49,877
                                                                           --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
            Net realized gains from security transactions                         317,877
            Net change in unrealized appreciation/depreciation on
              investments                                                       1,360,795
                                                                           --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                1,678,672
                                                                           --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $    1,728,549
                                                                           ==============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the       For the
                                                                         Year Ended    Year Ended
                                                                        December 31,   December 31,
                                                                            2007          2006
                                                                        ------------   ------------
FROM OPERATIONS
     Net investment income (loss)                                       $     49,877   $     (4,381)
     Net realized gains from security transactions                           317,877         46,618
     Net change in unrealized appreciation/depreciation on investments     1,360,795        550,737
                                                                        ------------   ------------
Net increase in net assets from operations                                 1,728,549        592,974
                                                                        ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
     From investment income                                                  (49,877)            --
                                                                        ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                             2,717,575      2,083,189
     Reinvestment of distributions                                            19,533             --
     Payments for shares redeemed                                           (997,175)    (1,116,513)
                                                                        ------------   ------------
Net increase in net assets from capital share transactions                 1,739,933        966,676
                                                                        ------------   ------------

TOTAL INCREASE IN NET ASSETS                                               3,418,605      1,559,650

NET ASSETS
     Beginning of year                                                     8,423,337      6,863,687
                                                                        ------------   ------------
     End of year                                                        $ 11,841,942   $  8,423,337
                                                                        ============   ============

ACCUMULATED NET INVESTMENT INCOME                                       $         --   $         --
                                                                        ------------   ------------

CAPITAL SHARE ACTIVITY
     Sold                                                                    326,730        288,091
     Reinvested                                                                2,178             --
     Redeemed                                                               (122,190)      (154,135)
                                                                        ------------   ------------
     Net increase in shares outstanding                                      206,718        133,956
     Shares outstanding, beginning of year                                 1,113,854        979,898
                                                                        ------------   ------------
     Shares outstanding, end of year                                       1,320,572      1,113,854
                                                                        ============   ============


See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year


                                                 For the          For the            For the          For the          For the
                                                Year Ended       Year Ended         Year Ended       Year Ended       Year Ended
                                               December 31,     December 31,       December 31,     December 31,     December 31,
                                                   2007             2006               2005             2004             2003
                                              --------------    -------------      -------------    -------------    -------------

Net asset value at beginning of year          $         7.56    $        7.00      $        6.83    $        6.40    $        5.16
                                              --------------    -------------      -------------    -------------    -------------

Income (loss) from investment operations:
         Net investment income (loss)                   0.04            (0.00)(a)          (0.01)            0.02            (0.01)
         Net realized and unrealized gains
           on investments                               1.41             0.56               0.18             0.43             1.25
                                              --------------    -------------      -------------    -------------    -------------
Total from investment operations                        1.45             0.56               0.17             0.45             1.24
                                              --------------    -------------      -------------    -------------    -------------

Less distributions:
         Dividends from net investment
           income                                      (0.04)           --                 --               (0.02)           --
                                              --------------    -------------      -------------    -------------    -------------

Net asset value at end of year                $         8.97    $        7.56      $        7.00    $        6.83    $        6.40
                                              ==============    =============      =============    =============    =============

Total return                                           19.15%            8.00%              2.49%            7.04%           24.03%
                                              ==============    =============      =============    =============    =============

Net assets at end of year                     $   11,841,942    $   8,423,337      $   6,863,687    $   6,625,594    $   5,544,031
                                              ==============    =============      =============    =============    =============


Ratio of net expenses to average net assets             1.50%            1.50%              1.50%            1.50%            1.50%

Ratio of net investment income (loss) to
  average net assets                                    0.50%           (0.06%)            (0.11%)           0.33%           (0.22%)

Portfolio turnover rate                                   36%              50%                85%              40%              58%

(a) Amount rounds to less than $0.01.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2007


1.  Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2007 and 2006 was as follows:

                                                2007              2006
                                                ----              ----
         From ordinary income                   $49,877           $  -

The following information is computed on a tax basis as of December 31, 2007:

Cost of portfolio investments                                       $ 9,101,170
                                                                    ===========
Gross unrealized appreciation on investments                        $ 2,891,015

Gross unrealized depreciation on investments                            (75,807)
                                                                    -----------
Net unrealized appreciation on investments                          $ 2,815,208
Post-October losses                                                     (88,351)
Capital loss carryforwards                                           (1,805,354)
                                                                    -----------
Total accumulated earnings                                          $   921,503
                                                                    ===========

During the year ended December 31, 2007, the Fund utilized $406,228 of capital loss carryforwards. The remaining capital loss carryforwards in the above table expire as follows:

                  Amount          December 31,
          ----------------      --------------
                $1,438,233              2010
                   367,121              2011
          ----------------
                $1,805,354
          ================

These capital loss carryforwards may be utilized in the current and future years to offset gains, if any, prior to distributing such gains to shareholders.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and was to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in the financial statements.

2.  Investment Transactions

For the year ended December 31, 2007, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $4,441,692 and $3,374,368, respectively.

3.  Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), JPMorgan Chase Bank, N.A. (JPMorgan) the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and/or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

Investment Advisory Agreement
Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2008. For the year ended December 31, 2007, the Adviser waived $100,269 of advisory fees and reimbursed the Fund for $8,692 of other operating expenses.

Administration, Accounting And Transfer Agency Agreement
Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and JPMorgan, JPMorgan supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. JPMorgan supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, JPMorgan receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, JPMorgan receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

JPMorgan also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, JPMorgan receives a monthly fee, based on average daily net assets, from the Fund. In addition, the Fund pays JPMorgan certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Fund's portfolio securities.

Distribution Plan
The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2007, the Fund accrued and the Adviser subsequently reimbursed $25,067 of distribution expenses under the Plan.

Underwriting Agreement
The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services.

Compliance Services Agreement
Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

In addition, the Trust has contracted with JPMorgan to provide certain compliance services on behalf of the Trust. Subject to the direction of the Trustees of the Trust, JPMorgan developed and assisted in implementing a compliance program for JPMorgan on behalf of the Fund and; provides administrative support services to the Fund's Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from the Trust.

4.  Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

             Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees of the Appleton Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Appleton Equity Growth Fund ("the Fund") of the Appleton Funds, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Appleton Equity Growth Fund of the Appleton Funds at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP

Cincinnati, Ohio
February 19, 2008

                           APPLETON EQUITY GROWTH FUND

                                   OTHER ITEMS

                           December 31, 2007 (Unaudited)

DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, 100% of ordinary dividends paid during the year ended December 31, 2007 qualify for the corporate dividends received deduction.

PROXY VOTING POLICIES AND PROCEDURES
The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-543-0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 through December 31, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2007" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                          Net Expense                             Ending Account   Expenses Paid During
                        Ratio Annualized    Beginning Account     Value December    the Six Months Ended
                       December 31, 2007    Value July 1, 2007       31, 2007        December 31, 2007 *
--------------------------------------------------------------------------------------------------------
     Appleton Equity
       Growth Fund
           Actual            1.50%               $ 1,000.00          $ 1,085.30             $ 7.88
        Hypothetical         1.50%               $ 1,000.00          $ 1,017.61             $ 7.63

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                           APPLETON EQUITY GROWTH FUND

                     ADVISORY AGREEMENT APPROVAL (unaudited)

                                December 31, 2007

The Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Trust (the "Independent Trustees"), reviewed and approve the Trust's Investment Advisory Agreement with the Adviser at a meeting held on December 10, 2007.

The Adviser made a presentation to the Board with information requested by the Independent Trustees. Such information included (i) information confirming the financial condition of the Adviser and the Investment Adviser's profitability derived from its relationship with the Fund; (ii) a description of the personnel and services provided by the Adviser; (iii) comparative information on fees and investment performance; and (iv) information regarding brokerage and portfolio transactions. Comparative fee and performance information was provided through an independent third party.

The Board reviewed and discussed financial information provided by the Adviser. The Board reviewed and considered the Adviser's profitability derived from its relationship with the Fund and it was noted that the potential profitability was within ranges generally determined to be reasonable, given the services rendered and the Fund's performance and services provided. The Board determined that the Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Act and the advisory agreement.

The Board reviewed the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered any economies of scale which could be realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the shareholders of the Fund, noting that at this stage of the Fund in view of its relatively small size, no such economies of scale had been realized.

The Board also reviewed and considered the fees or other payments received by the Adviser. Specifically, the Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund, noting that the Adviser's fees were generally in line with fund peers. The Board also considered and reviewed information regarding brokerage, observing that the Fund, in light of its size, generates relatively little in brokerage fees.

The Board reviewed and considered the qualifications of the portfolio manager to manage the portfolio of the Fund, including his history managing equity investments generally and his experience with the types of securities included in the Fund's portfolio, as well as his background and expertise and the amount of time he would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund and its investment program, that it was satisfied with the professional qualifications and overall commitment to the Fund of the portfolio manager.

The Board considered the nature, extent and quality of services rendered to the Fund by the Adviser and the investment performance of the Fund based on the data provided which included comparisons with the public markets as represented by indices and with peer funds. The Board determined that in light of the data taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable and acceptable. The Board concluded that the Fund's fees paid to the adviser were reasonable in light of comparative performance and advisory fee information, costs of the services provided and profits to be realized and benefits derived by the Adviser from its relationship with the Fund.

Based on this review, which included an executive session of the Trustees, it was the consensus of the Independent Trustees that the continuation of the Investment Advisory Agreement is in the best interest of the Fund and its shareholders.

                           APPLETON EQUITY GROWTH FUND

                       MANAGEMENT OF THE TRUST (UNAUDITED)

                                December 31, 2007



Listed in the charts below is basic information regarding the Trustees and officers of the Trust.

                                                                                                 Number of       Other
                                                                                                 Portfolios in   Directorships
                                                                                                 Fund Complex    Held by Trustee
                             Current Position with Trust  Principal Occupation(s)                Overseen by     Outside the Fund
Name/Address/Age             and Length of Time Served    During Last 5 yrs                      Trustee         Complex
====================================================================================================================================

INTERESTED TRUSTEES*:

James I. Ladge, CFA           President, Trustee         Senior Vice President, Appleton              1                 N/A
45 Milk Street, 8th Floor     (December 2000 - Present)  Partners, Inc. (1993 - Present)
Boston, MA 02109              Treasurer
Age: 39                       (December 2003 - Present)

Douglas C. Chamberlain, CFA   Trustee                    President, Appleton Partners, Inc.           1                 N/A
45 Milk Street, 8th Floor     (December 2000 - Present)  (1998 - Present)
Boston, MA 02109
Age: 60


DISINTERESTED TRUSTEES:

Jack W. Aber, PhD             Trustee                    Professor, Boston University                 1          Director, Manager
Boston University School of   (December 2000 - Present)  (1972- Present)                                                Funds
   Management                                                                                                      Director, Third
595 Commonwealth Avenue                                                                                             Avenue Funds
Boston, MA 02215
Age: 70

John M. Cornish, Esq.         Trustee                    Partner, Choate, Hall & Stewart              1         Director, Thompson
Choate Hall & Stewart         (December 2000 - Present)  (1985 - Present)                                           Steel Company
2 International Place
Boston, MA 02110
Age: 60

Grady B. Hedgespeth           Trustee                    Trustee, Chief Investment Officer, New       1                 N/A
11088 San Andrew Drive        (December 2000 - Present)  Markets Equity Fund
New Market, MD  21774                                    (March 2000 - November 2001);
Age: 52                                                  President, Fleet Development Ventures
                                                         (1996 - 2000)
                                                         President, ICA Group, a non-profit
                                                         consulting firm
                                                         (March 2002 - 2004);
                                                         Senior Vice President, CFO,
                                                         Seedco
                                                         (2004-2005)
                                                         Independent Consultant
                                                         (2005 - Present)

OFFICERS:

Michele D. Hubley             Secretary and Chief        Vice President & Chief Compliance            N/A                N/A
45 Milk Street, 8th Floor     Compliance Officer         Officer of Appleton Partners, Inc.
Boston, MA  02109             (December 2004 - Present)  (1995 - Present)
Age: 50

* All Interested Trustees are such because of their interest in the investment adviser, as defined in the Investment Company Act of 1940.

The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-877-71-Apple.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officers. During the period covered by this report, no amendments were made to the provisions of the code of ethics, nor did the registrant grant any waivers, including any implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert. Mr. Jack Aber is the registrant's "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $19,000 for the December 31, 2007 fiscal year and $17,500 for the December 31, 2006 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. There were no audit-related fees for the December 31, 2007 or December 31, 2006 fiscal years.

(c) Tax Fees. Tax fees totaled $2,750 for the December 31, 2007 fiscal year and $2,500 for the December 31, 2006 fiscal year and consisted of fees for tax compliance services during both years.

(d) All Other Fees. There were no other fees for the December 31, 2007 or December 31, 2006 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $2,750 for the fiscal year ended December 31, 2007 and $2,500 for the fiscal year ended December 31, 2006.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11. Controls and Procedures.

      (a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Financial Officers was filed on March 3, 2006 with Form N-CSR for period ending December 31, 2005 and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds

By (Signature and Title)


/s/ James I. Ladge
---------------------------
James I. Ladge
President and Treasurer

Date:  March 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
---------------------------
James I. Ladge
President and Treasurer

Date:  March 4, 2008